Construction in progress	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Construction in progress
20	Construction in progress

	Advance payment for aircraft and flight equipment	Others	Total
	RMB million	RMB million	RMB million
At January 1, 2018	27,543	2,690	30,233
Additions	19,973	4,486	24,459
Transferred to property, plant and equipment	(13,231)	(903)	(14,134)
Transferred to others	—	(155)	(155)
Transferred to lease prepayments	—	(7)	(7)
Disposals	(2,605)	—	(2,605)

At December 31, 2018	31,680	6,111	37,791

At January 1, 2019	31,680	6,111	37,791
Additions	10,512	5,780	16,292
Transferred to property, plant and equipment (Note 19)	(1,071)	(2,971)	(4,042)
Transferred to right-of-use assets (Note 21)	(10,202)	(313)	(10,515)
Transferred to others	—	(304)	(304)

At December 31, 2019	30,919	8,303	39,222